Shareholder Fees {- Fidelity U.S. Multifactor ETF}	Nov. 29, 2021 USD ($)
09.30 Fidelity U.S. Multifactor ETF PRO-02 | Fidelity U.S. Multifactor ETF
Shareholder Fees:
(fees paid directly from your investment)	none